SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment shares	Dec. 31, 2020 USD ($) segment	Mar. 07, 2022 USD ($)	Mar. 04, 2022 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segments | segment								1	1
Cash and cash equivalents	$ 3,335,000				$ 113,353,000	$ 3,335,000		$ 16,146,000	$ 113,353,000
Amount of cash held outside of FDIC limit					4,072,000			1,305,000	4,072,000
Cash, FDIC Insured Amount					250,000			250,000	250,000
Trade receivables, allowance for credit losses					0			23,000	0
Cost of good produced but not yet sold								6,475,000	1,828,000
Advertising expense								510	181
Net loss	78,655,000	$ 16,318,000	$ 7,676,000	$ 4,903,000		94,973,000	$ 12,580,000	40,057,000	8,657,000
Retained Earnings (Accumulated Deficit)	157,579,000				22,549,000	157,579,000		62,606,000	22,549,000
Gross proceeds from sale-leaseback transaction		8,100,000
Convertible Debt, Current	$ 10,253,000	10,000,000				$ 10,253,000					$ 10,000,000
Agrico Acquisition Corp [Member]
Property, Plant and Equipment [Line Items]
Cash and cash equivalents		288,426						664,428
Net loss		379,541			9,672			372,974
Retained Earnings (Accumulated Deficit)		$ 4,923,841			9,672			$ 4,544,300	$ 9,672
Purchase of aggregate | shares		14,437,500						14,437,500
Shares subject to possible redemption | shares		14,375,000						14,375,000
Federal depository insurance company coverage		$ 250,000						$ 250,000
Marketable securities amount		146,651,498
Short-Term Investments								396
Investments in treasury securities								$ 146,644,279
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Borrowing capacity under convertible bridge financing facility		20,000,000								$ 20,000,000	$ 20,000,000	$ 3,000,000
Convertible Debt, Current		$ 10,000,000
Five Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage								68.00%	43.00%
Intellectual Property [Member]
Property, Plant and Equipment [Line Items]
Intangible assets amortization								10 years
Technology-Based Intangible Assets [Member]
Property, Plant and Equipment [Line Items]
Intangible assets amortization								15 years
Patents, Licenses and Software Development [Member]
Property, Plant and Equipment [Line Items]
Intangible assets amortization								10 years
Building [Member]
Property, Plant and Equipment [Line Items]
Useful life								15 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life								5 years
Industrial Property [Member]
Property, Plant and Equipment [Line Items]
Useful life								20 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life								6 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life								10 years
UNITED STATES
Property, Plant and Equipment [Line Items]
Cash and cash equivalents					6,097,000			$ 1,824,000	$ 6,097,000
Non-US [Member]
Property, Plant and Equipment [Line Items]
Cash and cash equivalents					$ 107,256,000			$ 14,322,000	$ 107,256,000